PATENT LICENSE	9 Months Ended
Sep. 30, 2011
PATENT LICENSE [Abstract]
PATENT LICENSE
NOTE 5 - PATENT LICENSE

On September 22, 2011, the Company announced that it signed a definitive agreement for an exclusive license with Lawrence Livermore National Security, LLC (an affiliate of Lawrence Livermore National Laboratory ("LLNS")) for certain patents covering an advanced accelerator-detector complex for high efficiency detection of hidden explosives.  The patents are those that may ultimately issue from two provisional patent applications filed by LLNS and related to inventions resulting from work done under a Cooperative Research and Development Agreement.  Pursuant to the license, Valley Forge paid LLNS license issue fees of $40,000 in the third quarter of 2011 and will make royalty payments equal to 6% of net sales, subject to a minimum annual royalty of $30,000 beginning in 2014, $50,000 in 2015 and $60,000 in 2016 and thereafter during the term of the agreement, expiring December 5, 2030.
The patent license will be amortized over 19 years and three months until the expiration of the patents, if granted, on December 5, 2030.